Tangible assets	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a)   Changes in the period
In the first six months of 2022 and 2021, tangible assets (rights of use are not included) were acquired for EUR 4,387 million and EUR 3,363 million, respectively.
Likewise, in the first six months of 2022 and 2021 tangible asset items were disposed of with a carrying amount of EUR 2,965 million and EUR 1,621 million, generating a net loss of EUR 4 million during the first half of 2022 (net profit of EUR 52 million in the first half of 2021).
b)   Property, plant and equipment purchase commitments
At 30 June 2022 and 2021, Grupo Santander did not have any significant commitments to purchase property, plant and equipment items.
c) Leasing rights
As of 30 June 2022, Grupo Santander has tangible assets under lease for the amount of EUR 2,703 million (EUR 2,625 million at 31 December 2021).